SIGNIFICANT ACCOUNTING POLICIES, Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)		2,473,000	2,492,000	349,000
Net (loss) income attributable to parent [Abstract]
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		$ (48,004)	$ (52,276)	$ 7,368
Basic weighted average number of shares (in shares)		140,713,509	140,292,249	140,090,112
Effect on dilutive shares - options and restricted stock (in shares)		0	0	236,652
Diluted weighted average number of shares (in shares)		140,713,509	140,292,249	140,326,764
Basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited (in dollars per share)		$ (0.34)	$ (0.37)	$ 0.05
Loss Contingencies [Line Items]
Other operating income, net	[1]	$ 1,859	$ 1,597	$ 5,692
Gain on settlement		$ 2,294
Income taxes [Abstract]
Income tax examination, period of examination, minimum		3 years
Income tax examination, period of examination, maximum		7 years
Debt Issuance Costs [Abstract]
Debt issuance costs		$ 10,827
Deferred Tax Assets and Liabilities Classification [Abstract]
Non-current deferred tax asset		250
Other deferred assets current		0	460
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Gain on settlement		2,294		$ 1,356
Insurance Claims [Member]
Loss Contingencies [Line Items]
Gain on settlement			$ 925
Amadeo and Miranda 1 [Member]
Loss Contingencies [Line Items]
Loss on sale of product tankers		$ (982)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)		2,473,000	2,473,000	349,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)		0	19,000	0

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.